Condensed Financial Information of the Company - Summary of Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	259,109,312	500,000,000
Ordinary shares, shares issued	0	9,109,312
Ordinary shares, shares outstanding	0	7,993,846
Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	254,269,312	0
Ordinary shares, shares issued	5,712,857	0
Ordinary shares, shares outstanding	5,671,762	0
Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,840,000	0
Ordinary shares, shares issued		0
Ordinary shares, shares outstanding	4,840,000
Parent | Reportable legal entities
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	259,109,312	500,000,000
Ordinary shares, shares issued	0	9,109,312
Ordinary shares, shares outstanding	0	7,993,846
Parent | Reportable legal entities | Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	254,269,312	0
Ordinary shares, shares issued	5,712,857	0
Ordinary shares, shares outstanding	5,671,762	0
Parent | Reportable legal entities | Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,840,000	0
Ordinary shares, shares issued	4,840,000	0
Ordinary shares, shares outstanding	4,840,000	0